UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	3/31/2016

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2016

Annual Report
to Shareholders

Central Cash Management Fund

(On May 1, 2016, Central Cash Management Fund was renamed Deutsche Central Cash Management Government Fund.)

Contents

3 Portfolio Management Review

7 Investment Portfolio

13 Statement of Assets and Liabilities

14 Statement of Operations

15 Statement of Changes in Net Assets

16 Financial Highlights

17 Notes to Financial Statements

22 Report of Independent Registered Public Accounting Firm

23 Information About Your Fund's Expenses

25 Tax Information

25 Shareholder Voting Results

26 Advisory Agreement Board Considerations and Fee Evaluation

30 Board Members and Officers

35 Account Management Resources

This report must be preceded or accompanied by an offering circular. To obtain the fund's private offering memorandum, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The offering circular contains this and other important information about the fund. Please read the fund's private offering memorandum carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the fund's private offering memorandum for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Investment Objective

The fund seeks a high level of current income consistent with liquidity and preservation of capital.

Effective May 1, 2016, the fund's investment objective is to seek maximum current income to the extent consistent with stability of principal.

Over the 12 months ended March 31, 2016, rate levels within the U.S. Treasury yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. During the second quarter of 2015, a rebound in U.S. GDP growth made a Fed rate hike seem imminent. In late August, the focus shifted to China, as news of that country’s economic slowdown spurred additional market volatility. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy. However, in October the comments by the Fed turned more hawkish, not mentioning China but expressing the desire to raise rates at the next FOMC (Federal Open Market Committee) meeting. This set the stage for short-term rates to rise as markets "priced in" an eventual raising of the federal funds rate by 25 basis points in mid-December. In the first quarter of 2016, we saw the U.S. economy slow somewhat, and Fed officials noted increasing concern regarding the mixed nature of the economic data. Disappointing U.S. growth levels dampened expectations that the Fed would raise short-term rates multiple times in 2016.

Portfolio Performance (as of March 31, 2016)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
March 31, 2016	.37%
March 31, 2015	.08%

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding.

Positive Contributors to Fund Performance

We were able to maintain a yield that was comparable to other similar money funds during the period. With short-maturity yields at low levels, we pursued a "laddered" strategy: the fund held a large percentage of portfolio assets at various points along the yield curve for relative yield, flexibility and liquidity purposes, from overnight Treasury repurchase agreements to six-month agency and Treasury securities. At the same time, we purchased six-month-to-one-year agency and Treasury floating-rate securities to take advantage of more attractive rates within that portion of the yield curve.

Negative Contributors to Fund Performance

During the 12 months ended March 31, 2016, our decision to keep a significant percentage of portfolio assets in short-maturity, lower-yielding government securities cost the fund some yield, but we believe that this represented a prudent approach to maintaining a high level of portfolio quality and liquidity.

Outlook and Positioning

Despite the slight slowdown in the U.S. economy that we saw in early 2016, U.S. job growth has held steady at a reasonably high level. In light of the healthy labor market, we look for a pickup in U.S. economic performance from current levels, and for growth to continue at a moderate pace during the remainder of this year. In addition, issues surrounding money market reform have caused the "spread" between government and non-government money market rates to grow wider than it has been for a number of years. This market dynamic will tend to keep government money market rates low. Our current forecast is for the federal funds rate to be raised as many as two times during the next 12 months, depending on economic data levels. In preparation, we are maintaining a cautious approach, with a shorter duration and a balance between overnight Treasury repurchase agreements and six-month agency and Treasury securities, depending on current short-term rate levels.

We continue to seek high credit quality within the fund. We also intend to seek to maintain our conservative investment strategies and standards.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

The laddered strategy involves purchasing bonds with a variety of long- and short-term maturities at various points along the yield curve.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company's secured debt, and can be transferred to debt holders, resulting in potential downside risk.

Repurchase agreement (overnight repo) — an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Investment Portfolio as of March 31, 2016

	Principal Amount ($)	Value ($)

Government & Agency Obligations 70.3%
U.S. Government Sponsored Agencies 62.7%
Federal Farm Credit Bank:
0.291%**, 5/13/2016	8,000,000	7,997,293
0.316%**, 6/14/2016	2,450,000	2,448,414
0.331%**, 8/11/2016	7,500,000	7,490,925
0.341%**, 8/26/2016	7,600,000	7,589,449
0.388%*, 4/8/2016	17,500,000	17,499,966
0.401%**, 5/27/2016	5,500,000	5,496,578
0.408%*, 9/22/2016	15,000,000	15,000,000
0.421%*, 5/5/2016	17,000,000	17,000,003
0.458%*, 7/8/2016	10,000,000	10,001,226
0.503%*, 3/22/2017	12,500,000	12,499,355
0.508%*, 1/27/2017	15,000,000	15,000,000
0.513%*, 2/28/2017	5,000,000	4,999,881
0.582%*, 2/23/2018	12,000,000	11,995,390
0.608%*, 3/8/2018	10,000,000	9,999,002
Federal Home Loan Bank:
0.21%**, 4/12/2016	12,500,000	12,499,198
0.24%**, 4/4/2016	10,000,000	9,999,800
0.24%, 5/18/2016	12,000,000	11,999,475
0.245%**, 4/22/2016	8,000,000	7,998,857
0.301%**, 5/25/2016	5,000,000	4,997,750
0.301%**, 7/15/2016	5,000,000	4,995,625
0.311%**, 6/28/2016	8,000,000	7,993,938
0.316%**, 6/1/2016	2,000,000	1,998,933
0.341%**, 4/18/2016	10,000,000	9,998,394
0.351%**, 7/1/2016	5,638,000	5,633,012
0.36%**, 6/2/2016	7,500,000	7,495,350
0.371%**, 5/9/2016	7,000,000	6,997,266
0.371%**, 5/16/2016	7,000,000	6,996,763
0.373%*, 7/22/2016	12,000,000	12,000,000
0.374%**, 5/18/2016	15,000,000	14,992,676
0.39%**, 6/21/2016	17,500,000	17,484,644
0.391%**, 5/31/2016	10,000,000	9,993,500
0.391%*, 8/17/2016	10,000,000	10,000,000
0.4%**, 7/1/2016	5,000,000	4,994,944
0.401%**, 5/16/2016	12,500,000	12,493,750
0.401%**, 7/11/2016	12,500,000	12,485,972
0.401%**, 7/25/2016	15,000,000	14,980,833
0.403%*, 8/26/2016	12,500,000	12,500,000
0.411%**, 5/3/2016	10,000,000	9,996,356
0.421%**, 7/12/2016	15,000,000	14,982,150
0.422%**, 7/1/2016	7,500,000	7,492,037
0.43%*, 8/18/2017	20,000,000	19,959,710
0.435%*, 6/3/2016	15,000,000	15,000,000
0.436%*, 10/7/2016	7,500,000	7,500,000
0.451%**, 6/13/2016	12,000,000	11,989,050
0.471%**, 6/7/2016	7,000,000	6,993,877
0.471%**, 9/23/2016	13,412,000	13,381,357
0.501%**, 6/13/2016	7,000,000	6,992,903
0.501%**, 9/19/2016	10,000,000	9,976,250
0.51%*, 11/18/2016	15,000,000	15,000,000
0.541%*, 10/12/2016	10,000,000	9,999,685
0.548%*, 4/5/2017	10,000,000	10,000,000
0.552%**, 8/22/2016	10,000,000	9,978,153
0.572%**, 9/14/2016	5,000,000	4,986,858
0.602%**, 7/5/2016	12,000,000	11,981,000
0.605%*, 8/28/2017	15,000,000	14,997,871
2.0%, 9/9/2016	2,000,000	2,012,523
Federal Home Loan Mortgage Corp.:
0.235%**, 4/15/2016	15,500,000	15,498,584
0.391%**, 6/27/2016	15,000,000	14,985,862
0.401%**, 6/17/2016	4,000,000	3,996,578
0.428%*, 12/12/2016	12,500,000	12,492,960
0.441%**, 6/2/2016	17,500,000	17,486,739
0.441%**, 6/6/2016	7,500,000	7,493,950
0.441%**, 6/22/2016	7,057,000	7,049,927
0.46%**, 7/22/2016	12,500,000	12,482,111
0.511%**, 4/27/2016	25,000,000	24,990,792
0.536%**, 9/9/2016	12,500,000	12,470,092
0.562%*, 7/21/2017	15,000,000	14,997,988
0.654%*, 3/8/2018	10,000,000	10,000,000
5.5%, 7/18/2016	5,000,000	5,074,700
Federal National Mortgage Association:
0.35%**, 6/2/2016	10,000,000	9,993,972
0.355%**, 6/3/2016	7,500,000	7,495,341
0.376%**, 7/1/2016	7,500,000	7,492,891
0.38%**, 5/23/2016	10,000,000	9,994,511
0.401%**, 7/19/2016	25,000,000	24,969,722
0.401%**, 7/25/2016	5,000,000	4,993,611
0.452%*, 7/20/2017	5,000,000	4,999,670
0.514%*, 10/21/2016	9,000,000	8,999,729
		807,727,672
U.S. Treasury Obligations 7.6%
U.S. Treasury Bills:
0.27%**, 4/21/2016	3,000,000	2,999,550
0.326%**, 5/12/2016	15,000,000	14,994,439
0.436%**, 7/28/2016	10,000,000	9,985,742
U.S. Treasury Notes:
0.25%, 5/15/2016	10,000,000	10,000,649
0.37%*, 7/31/2016	15,000,000	15,002,013
0.374%*, 4/30/2017	15,000,000	14,983,468
0.572%*, 1/31/2018	15,000,000	15,006,103
2.0%, 4/30/2016	15,000,000	15,020,160
		97,992,124
Total Government & Agency Obligations (Cost $905,719,796)		905,719,796

Repurchase Agreements 29.5%
Barclays Capital, 0.3%, dated 3/31/2016, to be repurchased at $30,000,250 on 4/1/2016 (a)	30,000,000	30,000,000
BNP Paribas, 0.3%, dated 3/31/2016, to be repurchased at $100,000,833 on 4/1/2016 (b)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.31%, dated 3/31/2016, to be repurchased at $5,000,043 on 4/1/2016 (c)	5,000,000	5,000,000
Merrill Lynch & Co., Inc., 0.28%, dated 3/31/2016, to be repurchased at $80,000,622 on 4/1/2016 (d)	80,000,000	80,000,000
Nomura Securities International, 0.32%, dated 3/31/2016, to be repurchased at $166,001,476 on 4/1/2016 (e)	166,000,000	166,000,000
Total Repurchase Agreements (Cost $381,000,000)		381,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,286,719,796)†	99.8	1,286,719,796
Other Assets and Liabilities, Net	0.2	2,148,871
Net Assets	100.0	1,288,868,667

† The cost for federal income tax purposes was $1,286,719,796.

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $62,326,997 U.S. Treasury STRIPS, with various maturity dates of 2/15/2019–8/15/2045 with a value of $30,600,000.

(b) Collateralized by $83,851,400 U.S. Treasury Inflation Indexed Note, 2.375%, maturing on 1/15/2017 with a value of $102,000,067.

(c) Collateralized by $4,896,700 U.S. Treasury Note, 2.125%, maturing on 8/15/2021 with a value of $5,100,075.

(d) Collateralized by $67,353,900 U.S. Treasury Bond, 3.625%, maturing on 8/15/2043 with a value of $81,600,089.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
115,253,651	Federal National Mortgage Association	2.5–8.5	2/1/2017– 3/1/2046	124,000,352
11,648,765	Federal Home Loan Mortgage Corp.	3.0–4.5	5/1/2022– 3/1/2046	12,352,839
30,130,406	Government National Mortgage Association	2.5–7.5	6/15/2027– 3/20/2046	32,966,810
Total Collateral Value				169,320,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (f)	$ —	$ 905,719,796	$ —	$ 905,719,796
Repurchase Agreements	—	381,000,000	—	381,000,000
Total	$ —	$ 1,286,719,796	$ —	$ 1,286,719,796

There have been no transfers between fair value measurement levels during the year ended March 31, 2016.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of March 31, 2016
Assets
Investments: Investments in securities, valued at amortized cost	$ 905,719,796
Repurchase agreements, valued at amortized cost	381,000,000
Total investments in securities, valued at amortized cost	1,286,719,796
Cash	1,935,875
Interest receivable	326,067
Other assets	10,494
Total assets	1,288,992,232
Liabilities
Accrued Trustees' fees	13,182
Other accrued expenses and payables	110,383
Total liabilities	123,565
Net assets, at value	$ 1,288,868,667
Net Assets Consist of:
Accumulated distributions in excess of net investment income	(4,610)
Paid-in capital	1,288,873,277
Net assets, at value	$ 1,288,868,667
Net Asset Value
Net Asset Value, offering and redemption price per share ($1,288,868,667 ÷ 1,288,180,213 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended March 31, 2016
Investment Income
Income: Interest	$ 2,386,260
Expenses: Administration fee	1,165,011
Services to shareholders	63,660
Custodian fee	23,838
Professional fees	86,627
Reports to shareholders	28,676
Trustees' fees and expenses	51,164
Other	37,393
Total expenses before expense reductions	1,456,369
Expense reductions	(1,100,100)
Total expenses after expense reductions	356,269
Net investment income	2,029,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	7,085
Net increase (decrease) in net assets resulting from operations	$ 2,037,076

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Years Ended March 31,
Increase (Decrease) in Net Assets	2016	2015
Operations: Net investment income	$ 2,029,991	$ 755,801
Net realized gain (loss)	7,085	(2,821)
Net increase (decrease) in net assets resulting from operations	2,037,076	752,980
Distribution to shareholders from: Net investment income	(2,029,992)	(755,803)
Total distributions	(2,029,992)	(755,803)
Fund share transactions: Proceeds from shares sold	23,309,279,959	20,878,520,450
Reinvestment of distributions	2,029,943	755,803
Payments for shares redeemed	(23,083,870,618)	(21,270,606,525)
Net increase (decrease) in net assets from Fund share transactions	227,439,284	(391,330,272)
Increase (decrease) in net assets	227,446,368	(391,333,095)
Net assets at beginning of year	1,061,422,299	1,452,755,394
Net assets at end of period (including accumulated distributions in excess of net investment income of $4,610 and $8,873, respectively)	$ 1,288,868,667	$ 1,061,422,299
Other Information
Shares outstanding at beginning of period	1,060,740,929	1,452,071,201
Shares sold	23,309,279,959	20,878,520,450
Shares issued in reinvestment of distributions	2,029,943	755,803
Shares redeemed	(23,083,870,618)	(21,270,606,525)
Net increase (decrease) in Fund shares	227,439,284	(391,330,272)
Shares outstanding at end of period	1,288,180,213	1,060,740,929

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Years Ended March 31,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.002*	.001	.001	.001	.001
Net realized gain (loss)	.000*	(.000)*	.000*	(.000)*	.000*
Total from investment operations	.002*	.001	.001	.001	.001
Less distributions from: Net investment income	(.002)*	(.001)	(.001)	(.001)	(.001)
Net realized gains	—	—	—	—	(.000)*
Total distributions	(.002)*	(.001)	(.001)	(.001)	(.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.17	.06	.07	.14	.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of year ($ millions)	1,289	1,061	1,453	1,330	1,086
Ratio of expenses before expense reductions (%)	.13	.12	.12	.13	.12
Ratio of expenses after expense reductions (%)	.03	.03	.03	.03	.03
Ratio of net investment income (%)	.17	.06	.07	.14	.11
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Investors Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Massachusetts business trust. Central Cash Management Fund (the "Fund"), a diversified open-end management investment company, is a series of the Trust and is currently used exclusively as a cash sweep vehicle for the Deutsche funds.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of March 31, 2016, the Fund held repurchase agreements with a gross value of $381,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of March 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At March 31, 2016, the Fund's components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income*	$ 5,272

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended March 31,
	2016	2015
Distributions from ordinary income*	$ 2,029,992	$ 755,803

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The Advisor receives no management fee from the Fund.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Pursuant to an agreement between DIMA and State Street Bank and Trust Company, DIMA has delegated certain administrative functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by DIMA, not by the Fund.

The Advisor has contractually agreed to waive the Administration Fee through July 31, 2016, except that the Fund will reimburse the Advisor for any fees and expenses it pays to State Street Bank and Trust Company for fund accounting services delegated to State Street pursuant to the administrative services agreement. The waiver will continue from year to year thereafter unless the Board of Trustees approves the modification or elimination of the waiver.

Accordingly, for the year ended March 31, 2016, the Administration Fee aggregated $1,165,011, of which $1,100,100 was waived, resulting in an annual effective rate of 0.01% of the Fund's average daily net assets.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended March 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,426, of which $5,011 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

At March 31, 2016, 100% of the outstanding shares of the Fund were held by other affiliated Deutsche funds.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2016.

E. Additional Information

On May 1, 2016, the Fund will operate as a "government money market fund" as defined by the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted by the SEC in July of 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the shareholders of the Fund would be required to buy and sell shares of the Fund based on a floating net asset value per share ("NAV") (i.e., the Fund would be unable to maintain a stable $1.00 NAV). In addition, the Fund would potentially be subject under certain circumstances to liquidity fees and redemption gates. As a government money market fund, the Fund will continue to be able to seek to maintain a stable $1.00 net asset value. (Although the Fund will seek to maintain a $1.00 NAV, there is no guarantee that the Fund will be able to do so and if the NAV falls below $1.00, you would lose money.) In addition, as a government money market fund, the Fund will not be required to implement liquidity fees and redemption gates. As defined in amended Rule 2a-7, a government money market fund is a fund that invests at least 99.5% of the Fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash items and government securities.

As a result, the following changes will be implemented:

(i) A revised investment objective, as follows:

"The fund seeks maximum current income to the extent consistent with stability of principal."

(ii) The adoption of a principal investment strategy to invest at least 99.5% of the Fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash items and government securities.

(iii) Change the Fund’s name to Deutsche Central Cash Management Government Fund.

(iv) The adoption of a principal investment strategy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities.

(v) A revised fundamental investment policy relating to concentration such that the Fund no longer reserves the freedom of action to concentrate in obligations issued by domestic banks and U.S. branches of foreign banks provided such branch is subject to the same regulations as a domestic bank.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Investors Cash Trust and Shareholders of Central Cash Management Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Central Cash Management Fund (the "Fund") (one of the funds constituting Investors Cash Trust), as of March 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Central Cash Management Fund (one of the funds constituting Investors Cash Trust) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts May 25, 2016

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2015 to March 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2016 (Unaudited)
Actual Fund Return
Beginning Account Value 10/1/15	$ 1,000.00
Ending Account Value 3/31/16	$ 1,001.17
Expenses Paid per $1,000*	$ .15
Hypothetical 5% Fund Return
Beginning Account Value 10/1/15	$ 1,000.00
Ending Account Value 3/31/16	$ 1,024.85
Expenses Paid per $1,000*	$ .15

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Central Cash Management Fund	.03%

For more information, please refer to the Fund's private offering memorandum.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 27% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Shareholder Voting Results

On March 7, 2016, shareholders of Central Cash Management Fund (to be known as Deutsche Central Cash Management Government Fund on or about May 2, 2016), a series of Investors Cash Trust (the "Fund"), approved by unanimous consent, a revision to the Fund’s fundamental investment policy related to concentration effective on or about May 2, 2016.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Central Cash Management Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance was equal to the average of the applicable iMoneyNet universe.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund does not pay any investment advisory fees, but does bear an administrative services fee. As a result of the administrative services fee, the total gross management fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median (1st quartile) of the applicable Lipper expense universe. The Board noted that DIMA agreed to waive its administrative services fees except to the extent necessary to reimburse DIMA for fund accounting fees paid to third parties. The Board also considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche Funds along with the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Fund (which, as noted above, does not pay any investment advisory fees). The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	106	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	106	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	106	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	106	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	106	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	106	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	106	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	106	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	106	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	106	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	106	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of Fund Administration, Deutsche Asset Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (since 2015); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[6] (1974) Vice President, since 2016[9] Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Robert Kloby[6] (1962) Chief Compliance Officer, 2006–2016[10]	Managing Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of May 11, 2016.

10 Chief Compliance Officer through May 31, 2016. Effective June 1, 2016, Scott D. Hogan will assume the responsibilities of Chief Compliance Officer.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 deutschefunds.com (800) 621-1148
CUSIP Number	461473852
Fund Number	KENL

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Central cash management
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended March 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2016	$54,927	$0	$5,853	$0
2015	$53,912	$0	$5,098	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2016	$0	$509,282	$994,299
2015	$0	$372,386	$8,787,010

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. All other engagement fees were billed for services in connection with agreed upon procedures for DIMA and other related entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2016	$5,853	$1,503,581	$575,257	$2,084,691
2015	$5,098	$9,159,396	$570,504	$9,734,998

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

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In connection with the audit of the 2015 and 2016 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury.

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EY advised the Fund’s Audit Committee that EY had identified the following matters that it determined to be inconsistent with the SEC’s auditor independence rules.

•	EY advised the Fund’s Audit Committee of financial relationships held by covered persons within EY that were in violation of the Rule 2-01(c)(1) of Regulation S-X. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breaches did not and do not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In assessing this matter, EY indicated that upon detection the breaches were corrected promptly and that none of the breaches (i) related to financial relationships directly in the Fund, (ii) involved professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, or (iii) were for services directly for the Fund.
•	EY advised the Fund’s Audit Committee that, in 2016, a pension plan for the Ernst & Young Global Limited (“EYG”) member firm in Germany (“EY Germany”), through one of its investment advisors, purchased an investment in an entity that may be deemed to be under common control with the Fund. EY informed the Audit Committee that this investment was inconsistent with Rule 2-01(c)(1)(i) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagement. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that the purchase was by EY Germany’s investment advisor without EY Germany’s permission, authorization or knowledge and EY Germany instructed its investment advisor to sell the shares of the entity that may be deemed to be under common control with the Fund immediately upon detection of the purchase and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee that, in 2014, the EYG member firm in Spain (“EY Spain”) completed an acquisition of a small consulting firm that had a deposit account with an overdraft line of credit at the time of the acquisition with Deutsche Bank SA Espanola, which EY Spain acquired. EY informed the Audit Committee that having this line of credit with an entity that may be deemed to be under common control with the Fund was inconsistent with Rule 2-01(c)(1)(ii) of Regulation S-X. EY advised the Audit Committee that in assessing the impact of the independence breach, in fact and appearance, EY considered all relevant facts and circumstances to assess whether a reasonable investor would conclude that EY was and is capable of exercising objective and impartial judgment on all issues encompassed within the audit engagements. EY advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, EY concluded that the independence breach did not and does not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund and that a reasonable investor would reach the same conclusion. In reaching this conclusion, EY noted a number of factors, including that that the credit line was terminated and the breach did not involve any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breach did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

EY has advised the Audit Committee that is in the process of voluntarily reporting these matters to the Staff of the Office of the Chief Accountant of the SEC. Neither EY nor the Audit Committee can be certain of the final outcome.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 27, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 27, 2016